Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2026
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Effect of remeasurement items for subsidiaries, equity accounted investments and joint operations
Impairment of assets		17 028	21 836	76 035
property, plant and equipment	16	16 166	21 269	75 112
right of use assets	14	338	532	166
other intangible assets and goodwill		62	35	757
equity accounted investment	18	462	—	—
Reversal of impairment of assets		(220)	(1 178)	(1 149)
property, plant and equipment	16	(220)	(1 029)	(1 149)
right of use assets	14	—	(149)	—
Loss/(profit) on		510	(1 311)	480
disposal of property, plant and equipment		(172)	(47)	(127)
disposal of other intangible assets		(3)	—	—
disposal of other assets		—	(23)	(8)
disposal of businesses*		82	(1 345)	(150)
scrapping of property, plant and equipment	16	603	104	765
Write-off of unsuccessful exploration wells		2	298	48
Remeasurement items per income statement		17 320	19 645	75 414
Tax impact		(4 738)	(4 761)	(18 361)
impairment of assets		(4 643)	(4 715)	(18 157)
reversal of impairment of assets		51	2	—
loss on disposals and scrapping		(146)	(47)	(204)
tax impact of write-off of unsuccessful exploration wells		—	(1)	—
Non-controlling interest effect		(260)	(665)	(1 262)
Effect of remeasurement items for equity accounted investments		36	5	(7)
Total remeasurement items for the Group, net of tax		12 358	14 224	55 784
*	The year ended 30 June 2025 includes a gain on remeasurement of contingent consideration from the Uzbekistan GTL LLC disposal of R1 428 million.

Schedule of main macro-economic assumptions used for impairment calculations

Main long-term average macroeconomic assumptions used for impairment calculations

		2026	2025	2024	CGU Reference[3]
Crude oil price (Brent)[1]	US$/bbl	76,80	72,16	83,06	a, b, h
Ethane price[1]	US$c/gal	31,26	33,40	39,55	[4]
Ethylene price (International Chemicals)[1]	US$/ton	745,06	747,00	745,00	[6]
Linear low density polyethylene (LLDPE) price (Chemicals Africa)[1]	US$/ton	1 021,21	1 039,11	1 090,88	[5],f
Polyvinyl Chloride (PVC) price[1]	US$/ton	786,93	878,00	980,00	d
Southern African gas purchase price (real)[2]	US$/Gj	—	—	10,51	a,d,e
Oil Product Differentials	US$/bbl	15,47	11,44	10,86	a
Refining margin[1]	US$/bbl	9,81	7,54	8,11	a
Exchange rate[1]	Rand/US$	17,09	18,31	17,64	All
[1]

Assumptions are provided on a long-term average basis in nominal terms, unless indicated otherwise and are calculated based on a five year forward-looking period. The refining margin is calculated until 2045 in 2026 and until 2034 in 2025 and 2024, linked to the Sasolburg refinery's useful life which was updated in the current year, driven mainly by the near completion of the implementation of the Clean Fuels solution.

2

Aligned to our optimised transition plan and South African Emission Reduction Roadmap (ERR), LNG as an alternative gas feedstock is no longer feasible and has been excluded from future cash flow projections.

3	Refer to page 48.
4	Relevant to 2024 impairment of Ethane value chain (Alc/Alu/EO/EG) in Chemicals America.
5	Relevant to the impairment of Polyethylene in Chemicals Africa.
6	Relevant to the 2025 impairment of Sasol China Care Chemicals.

			United
		South	States of
		Africa	America	Europe			Mozambique
		%	%	%			%
Growth rate – Producer Price Index	2026	4,00	2,00			2,00	2,00
Weighted average cost of capital*	2026	11,50	8,30	7,10	–	8,60	16,40
Growth rate – Producer Price Index	2025	5,50	2,00			2,00	2,00
Weighted average cost of capital*	2025	14,50	9,10	7,60	–	10,00	18,40
Growth rate – Producer Price Index	2024	5,50	2,00			2,00	2,00
Weighted average cost of capital*	2024	15,00	9,40	9,40	–	10,50	16,80
*

Calculated using spot market factors on 30 June and 31 December. The decrease in the 2026 WACC discount rates primarily reflects lower costs of debt and favourable changes in market factors including country risk premiums.

Summary of significant impairment/(reversal of impairment) of assets

	Property,		Other	Equity
	plant and	Right of	intangible	Accounted
	equipment	use assets	assets	Investment	Total
	2026	2026	2026	2026	2026
Segment and Cash-generating unit (CGU)	Rm	Rm	Rm	Rm	Rm
Fuels segment
Secunda liquid fuels refinery	7 470	170	52	—	7 692
Gas
Production Sharing Agreement (PSA)	3 822	—	—	—	3 822
Central Térmica de Temane (CTT)	—	—	—	462	462
Chemicals Africa
Sasolburg Chlor-Alkali and PVC	417	—	—	—	417
Sasolburg Wax	343	83	3	—	429
Polyethylene	3 688	43	11	—	3 742
Chemicals America
US Phenolics	(220)	—	—	—	(220)
Chemicals Eurasia
Sasol Italy Care Chemicals (CC)	354	18	(5)	—	367
Other (net)	72	24	1	—	97
	15 946	338	62	462	16 808

2026
Cash-generating unit (CGU)	Rm
a)Secunda liquid fuels refinery

The Secunda liquid fuels refinery CGU remains fully impaired. At 30 June 2026, the recoverable amount of the refinery improved compared to 30 June 2025, mainly as a result of ongoing cost, capital and volume optimisation initiatives across the value chain. Aligned to our broader transition plan, LNG as an alternative gas feedstock remains infeasible at current and forecast prices. Our focus remains on maintaining continuous supply of good quality and cost effective coal. The South African ERR assumes production volumes of >7,0 Mt/a to 2030, followed by a decline in line with the expected natural gas supply reduction. Production is projected to reach 6,4 Mt/a from 2035 onwards. The recoverable amount of the CGU was negatively impacted by the stronger Rand/US$ exchange rate outlook. The full amount capitalised during the period was impaired. Further optimisation of cost, capital and volumes of the South African value chain which includes the Secunda Liquid fuels refinery is ongoing, however the maturity thereof needs to be further progressed before the benefit can be incorporated in the impairment calculations.

Management considered multiple cash flow scenarios in quantifying the recoverable amount of the CGU which is highly sensitive to changes in Brent crude oil prices, the Rand/US$ exchange rate and production volumes. A 10% increase in the price of Brent crude oil and a R1 weakening in the Rand/US$ exchange rate will have a positive impact on the recoverable amount of R28,9 billion and R18,0 billion respectively. A 1% increase in SO volumes over the longer term will improve VIU by R1,5 billion. An opposite movement in the applied assumptions would result in an approximate equal and opposite movement in the recoverable amount. A South African WACC rate of 11,5% was applied in estimating the recoverable amount of the CGU.

7 692

b)Production Sharing Agreement (PSA)

The impairment of the Production Sharing Agreement (PSA) development at 31 December 2025 was mainly due to a revision of the expected production profile, resulting in some delayed monetisation, as well as the strengthening of the Rand against the US dollar. The total quantum of gas remains unchanged, and whilst the delay of the CTT gas-to-power project in Mozambique has also been considered, its impact is largely mitigated through swap gas arrangements to South Africa. Optimisation of the production profile is subject to ongoing technical evaluation, informed by early production performance and performance test runs, as well as infrastructure optimisation opportunities under consideration. No further impairment was required at 30 June 2026.

A 1% increase in the WACC rate results in a R540 million negative impact on the VIU while a 1% decrease in the WACC rate results in a R590 million increase in the VIU. A 5% increase in volumes results in a R909 million positive impact on the VIU while a 5% decrease would result in an approximate equal and opposite movement in the VIU. A 10 cent change in the Rand/US$ exchange rate affects the recoverable amount by R86 million. The recoverable amount of the CGU at 30 June 2026 is R13,2 billion using a WACC rate derived from the Mozambican WACC rate.

3 822

2026
Cash-generating unit (CGU)	Rm
c)Central Térmica de Temane (CTT)
The impairment of the CTT investment at 31 December 2025 is mainly due to the confirmed deferral of the CTT project schedule and a significant increase in the projected end-of-job cost, resulting in the full impairment of Sasol’s equity accounted investment in CTT. The investment remains fully impaired at 30 June 2026.	462

d)Sasolburg Chlor-Alkali and PVC
The CGU remains fully impaired, resulting in the full amount of costs capitalised during the period being impaired at 31 December 2025. The additional impairment in the current period is mainly as a result of the continued low PVC prices and strengthening of exchange rates. No further impairment was required at 30 June 2026. A South African WACC rate of 11,5% was applied in estimating the recoverable amount of the CGU.	417

e)Sasolburg Wax
The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year also being impaired. The additional impairment in the current year is mainly as a result of the continued low Wax prices and strengthening of exchange rates. A South African WACC rate of 11,5% was applied in estimating the recoverable amount of the CGU.	429

f)Polyethylene

The impairment of the Polyethylene CGU at 30 June 2026 is primarily due to a stronger Rand/US$ exchange rate and lower longer term US$ price assumptions. The lower longer-term US$ price assumptions reflect a weaker medium to long-term polyethylene market outlook compared with 2025. While current polyethylene prices remain relatively resilient (given the Middle East conflict), continued capacity additions, particularly in North East Asia (NEA), are expected to outpace demand growth and sustain global supply-demand imbalances. This is expected to place pressure on future polyethylene prices and margins, with the anticipated market recovery now expected to be more gradual than previously anticipated

A 1% increase in the WACC rate results in a R492 million negative impact on the VIU while a 5% decrease in volumes results in a R179 million negative impact on the VIU. A 1% decrease in selling prices results in a R694 million negative impact on the VIU and a 10 cent change in the Rand/US$ exchange rate affects the recoverable amount by R396 million. An opposite movement in the applied assumptions would result in an approximate equal and opposite movement in the recoverable amount. The recoverable amount of the CGU at 30 June 2026 is R3,9 billion. A South African WACC rate of 11,5% was applied in estimating the recoverable amount of the CGU.

3 742

g)US Phenolics
The asset has been fully impaired previously and in May 2026 Sasol Chemicals USA signed an agreement to sell a portion of the Phenolics business, resulting in the reassessment of the recoverable amount to fair value less cost to sell.	(220)

h)Sasol Italy Care Chemicals (CC)
The CGU remains fully impaired, with the additional impairment of the Italy CC CGU at 30 June 2026 resulting from continued lower forecasted sales margins, due to slower recovery of demand and additional global production capacity that became operational. The CGU remains fully impaired. A WACC rate of 8,1% was applied in the impairment assessment.	367
i)Other (net)¹	97
16 808
1 Relates largely to upstream Gas assets.

Segment and Cash-generating unit		2025
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery

The Liquid fuels component of the Secunda refinery remains fully impaired. At 30 June 2025, the recoverable amount of the refinery improved compared to 30 June 2024, as a result of the optimisation of the South African ERR leveraging an extended range of levers to maximise production for as long as possible, reducing capital, feedstock and electricity cost. Aligned to our broader transition plan, LNG as an alternative gas feedstock is no longer considered feasible at current and forecast prices. Our focus remains on maintaining continuous supply of quality and cost-effective coal. The South African ERR assumes production of 7,0mt/a in 2030 with 6,4mt/a from 2034 as natural gas is depleted. The recoverable amount of the CGU was negatively impacted by lower macroeconomic price assumptions including lower Brent crude prices, lower product differentials and higher electricity prices. The full amount capitalised during the year, including the share of assets transferred from the Export Coal CGU were impaired. Further optimisation including cost, capital and volumes of the South African value chain which includes the Secunda Liquid fuels refinery is ongoing, however the maturity thereof needs to be progressed before it can be incorporated in the impairment calculations.

Management considered multiple cash flow scenarios in quantifying the recoverable amount of this CGU which is highly sensitive to changes in Brent crude oil prices, the Rand/US$ exchange rate and production volumes. A 10% increase in the price of Brent crude oil and a R1 weakening in the Rand/US$ exchange rate will have a positive impact on the recoverable amount of R26,0 billion and R17,2 billion respectively. A 1% increase in SO volumes over the longer term will improve VIU by R1 285 million. An opposite movement in the applied assumptions would result in an approximate equal and opposite movement in the recoverable amount. A South African WACC rate of 14,5% was applied in estimating the recoverable amount of the CGU.

		11 831
Sasolburg liquid fuels refinery

The Sasolburg liquid fuels refinery remains fully impaired at 30 June 2025 mainly as result of decrease in refining margins. The full amount of costs capitalised during the year on this CGU was impaired. A South African WACC rate of 14,5% was applied in estimating the recoverable amount of the CGU.

		1 256
Gas
Production Sharing Agreement (PSA)

The impairment of the PSA at 30 June 2025 is mainly due to a higher WACC rate (derived from the Mozambican WACC rate), a 3% reduction in estimated gas volumes as well as sales prices of oil related products. The increase in WACC rate was largely due to an increase in the Mozambique country risk premium (as calculated by an independent advisory firm) which was influenced by the slowing of the economy, rising inflation and political instability in the country. A 1% increase in the WACC rate results in a R460 million negative impact on the VIU while a 1% decrease in the WACC rate results in a R499 million increase in the VIU. A 5% increase in volumes results in a R1 142 million positive impact on the VIU while a 5% decrease in volumes results in a R1 121 negative impact on the VIU. The recoverable amount of the CGU is R15,6 billion.

		3 142
Exploration Block PT5-C

Exploration block PT5-C is an onshore exploration license in the Inhambane province of Mozambique, adjacent to Sasol’s Petroleum Production Area (PPA) and the PSA acreage. The full impairment of exploration block PT5-C at 30 June 2025 was primarily driven by a decision to pause further development activities associated with the asset and explore alternative opportunities to unlock value. A final investment decision has not been taken on this license.

		1 242
Chemicals Africa
Sasolburg Chlor-Alkali and PVC	The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year being impaired.	463
Sasolburg Wax	The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year also being impaired.	364
Chemicals Eurasia
Sasol Italy Care Chemicals (CC)

The additional impairment of the CGU results from continued lower forecasted sales margins, especially in the short-term due to slower recovery of demand and additional global capacity that came online. The CGU is now fully impaired.

		3 258
Sasol China Care Chemicals (CC)

The full impairment on the CGU in 2023 was driven by a combination of lower unit margins and higher costs resulting from the prolonged impact of COVID-19 on China’s economy. Results have increased steadily since 2023 following a reset of the business, volume and earnings projections for the last two years have been achieved and this indicates sustained future performance, supporting an impairment reversal. A WACC rate of 9,9% was applied in estimating the recoverable amount of the CGU. The recoverable amount of the CGU is R3,2 billion.

		(1 168)
Other (net)[1]		270
		20 658

1Relates largely to Chemicals America (Phenolics CGU) and Chemicals Eurasia.

Segment and Cash-generating unit		2024
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery

The liquid fuels component of the Secunda reﬁnery was fully impaired at 30 June 2023 mainly as a result of the Group's ERR roadmap to achieve a 30% reduction in greenhouse gas (GHG) emissions by 2030. At 31 December 2023 and 30 June 2024, the recoverable amount of the refinery was further negatively impacted after updating feedstock and macroeconomic price assumptions including lower Brent crude prices and product differentials, resulting in the full amount of costs capitalised during the year to be impaired.

		7 803
Sasolburg liquid fuels refinery	The Sasolburg liquid fuels refinery was further impaired and is fully impaired, mainly as a result of the decrease in refining margins.	637
Gas
Production Sharing Agreement (PSA)

At 30 June 2018 an impairment of R1,1 billion was recognised in respect of the PSA asset mainly due to lower sales volumes and weaker long-term macroeconomic assumptions at the time. The asset reached beneficial operation (BO) on the Initial Gas Facility (IGF) with production commencing on 7 May 2024. This enabled excess gas production earlier than initially expected. In addition, increases in both liquid product volumes as well as gas sales prices resulted in the full impairment to be reversed at 30 June 2024.

		(1 143)
Chemicals Africa
Polyethylene	The CGU was further impaired at 30 June 2024 by R4,1 billion mainly due to lower selling prices associated with over supply and reduced demand in the global market.	4 110
Chlor-Alkali and PVC	The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year to be impaired. An updated impairment assessment performed at 30 June 2024 did not indicate any further impairments on the CGU.	645
Wax	The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year to be impaired.	524
Chemicals America
Ethane value chain (Alc/Alu/EO/EG)

The impairment was driven mainly by the decrease in Ethylene over Ethane margin assumptions and the impact thereof on the downstream ethane value chain (Alcohols, Alumina, Ethylene Oxide, Ethylene Glycols and associated shared assets), in both the short and long term, in addition to the impact of the increase in the WACC rate. Ethylene/ethane margins were lower than previously anticipated since the Ethylene price outlook declined more than the Ethane price outlook. Ethylene prices were lower due to a combination of weak supply/demand fundamentals as well as lower feedstock costs.

		58 942
Chemicals Eurasia
Sasol Italy Care Chemicals	The impairment resulted from an increase in WACC rate as well as lower forecasted sales margins, especially in the short-term due to slower recovery of demand.	2 037
Other (net)[1]		1 331
		74 886

1Relates largely to the Chemicals America and Energy segments.